MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
(the “Fund”)
Supplement dated August 6, 2020 to the
Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following changes are expected to become effective on October 5, 2020, subject to approval by the Fund’s Board of Trustees.
Important Notice Regarding Change in Investment Policy
The 80% test relating the name of the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, is being changed as described below. This change will take effect no earlier than 60 days from the date of this supplement.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government.
Effective October 5, 2020, the Fund will change its name to the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund.
Effective October 5, 2020, the following information replaces the information for the Fund found on page 38 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund seeks to track the investment returns of its benchmark index, the Bloomberg Barclays U.S. Long Treasury Bond Index*. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), invests the remainder of the Fund’s assets in other securities backed by the full faith and credit of the U.S. Government and in shares of a T. Rowe Price internal money fund or short-term bond fund that invests exclusively in securities backed by the full faith and credit of the U.S. Government. Securities backed by the full faith and credit of the U.S. Government include, without limitation, securities issued by Government National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. Government agencies.
The dollar-weighted average maturity of the Fund’s portfolio will normally exceed 10 years, and it will vary consistent with the dollar-weighted average maturity of the benchmark index.
The Bloomberg Barclays U.S. Long Treasury Bond Index is an index consisting of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities of 10 years or more. The Fund does not attempt to fully replicate the index by holding each of the bonds represented in the index. Instead, the Fund seeks to track the returns of the index and more efficiently replicate the key risk factors of the index (maturity, duration, credit quality) by attempting to capitalize on market inefficiencies through structural portfolio positioning and via small tactical bets on inflation, duration, and yield curve positioning.

*
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with MassMutual, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays U.S. Long Treasury Bond Index, and neither shall be liable in any way to MassMutual, investors in the Fund or other third parties in respect of the use or accuracy of the Bloomberg Barclays U.S. Long Treasury Bond Index or any data included therein.

U.S. Treasury securities in which the Fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury inflation protected securities. The Fund buys and sells U.S. Treasury futures, which are futures contracts on U.S. Treasury bonds or notes, to gain efficient exposure to U.S. Treasury security prices, help realign the portfolio with the benchmark index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the Fund. Use of derivatives by the Fundmay create investment leverage.
The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.
T. Rowe Price may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, better align the portfolio with the characteristics of its benchmark index, or to satisfy redemption requests.
Effective October 5, 2020, the following information supplements the information for the Fund found on pages 39 and 40 under the heading Principal Risks in the section titled Investments, Risks, and Performance:
Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index.
Effective October 5, 2020, Repurchase Agreement Risk is hereby deleted from the information for the Fund found on page 40 under the heading Principal Risks in the section titled Investments, Risks, and Performance.
Effective October 5, 2020, the following information replaces similar information for the Fund found on page 40 under the heading Performance Information in the section titled Investments, Risks, and Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on October 5, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Effective October 5, 2020, the following information supplements the information for the Fund found on page 41 under the heading Average Annual Total Return in the section titled Investments, Risks, and Performance:
Average Annual Total Return
(for the periods ended December 31, 2019)
	One Year	Since Inception (2/9/2018)
Bloomberg Barclays U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes) (1)	14.83%	10.28%

(1)
Going forward, the Fund’s performance benchmark index will be the Bloomberg Barclays U.S. Long Treasury Bond Index rather than the Bloomberg Barclays Long-Term U.S. Treasury Index because the Bloomberg Barclays U.S. Long Treasury Bond Index more closely represents the Fund’s investment strategy.

Effective October 5, 2020, the following information replaces similar information for the Fund found on pages 62 and 63 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MassMutual Select T. Rowe Price Real Assets Fund, MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. In addition, T. Rowe Price International Ltd (“T. Rowe Price International”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Bond Asset Fund and T. Rowe Price Japan, Inc. (“T. Rowe Price Japan”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Real Assets Fund. Each sub-subadviser, subject to the supervision of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of a Fund (which includes selecting foreign investments in developed and emerging market countries). T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price Japan is a wholly-owned subsidiary of T. Rowe Price International and its address is Gran Tokyo South Tower 7F, I-9-2, Marunouchi, 1-chome, Chiyoda-ku, Tokyo, 100-6607, Japan. As of June 30, 2020, T. Rowe Price and its affiliates had approximately $1.22 trillion in assets under management.
Brian Brennan, CFA
is the portfolio manager of the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund. Mr. Brennan is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2000 and his investment experience dates from 1986. Mr. Brennan has served as a portfolio manager for T. Rowe Price throughout the past five years.
Effective October 5, 2020, the following information supplements the information found on page 80 in the section titled Index Descriptions:
The Bloomberg Barclays U.S. Long Treasury Bond Index measures the performance of public obligations of the U.S. Treasury with maturities of 10 years and greater, including securities that roll up to the U.S. Aggregate, U.S. Universal, and Global Aggregate Indexes. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
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B3001M-TRUN-20-04

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
(the “Fund”)
Supplement dated August 6, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following changes are expected to become effective on October 5, 2020, subject to approval by the Fund’s Board of Trustees.
Effective October 5, 2020, the Fund will change its name to the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund.
Effective October 5, 2020, the following information supplements the information found in the section titled Additional Investment Policies beginning on page B-3:
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Disclaimer.   BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS® is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively, “Bloomberg”), or Bloomberg’s licensors own all proprietary rights in the “ Bloomberg Barclays U.S. Long Treasury Bond Index SM”.
Neither Barclays Bank PLC, Barclays Capital Inc., nor any affiliate (collectively “Barclays”) nor Bloomberg is the sponsor or producer of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund. The Bloomberg Barclays U.S. Long Treasury Bond Index is licensed for use by MassMutual as the Sponsor of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund. The only relationship of Bloomberg and Barclays with the Sponsor in respect of the Bloomberg Barclays U.S. Long Treasury Bond Index is the licensing of the Bloomberg Barclays U.S. Long Treasury Bond Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Sponsor or the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund or the owners of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund.
Additionally, the investment adviser or subadviser of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund may for itself execute transaction(s) with Barclays in or relating to the Bloomberg Barclays U.S. Long Treasury Bond Index in connection with the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund. Investors acquire the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund from MassMutual and investors neither acquire any interest in the Bloomberg Barclays U.S. Long Treasury Bond Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund. The MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied, regarding the advisability of investing in the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund or the advisability of investing in securities generally or the ability of the Bloomberg Barclays U.S. Long Treasury Bond Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for or has participated in the determination of the timing of, prices at, or quantities of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Sponsor or the owners of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund or any other third party into consideration in determining, composing or calculating the Bloomberg Barclays U.S. Long Treasury Bond Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund, investors or other third parties. In addition, the licensing agreement between MassMutual and Bloomberg is solely for the benefit of MassMutual and Bloomberg and not for the benefit of the owners of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE SPONSOR, INVESTORS OR OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS U.S. LONG TREASURY BOND INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS U.S. LONG TREASURY BOND INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS U.S. LONG TREASURY BOND INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS U.S. LONG TREASURY BOND INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS U.S. LONG TREASURY BOND INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS U.S. LONG TREASURY BOND INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS U.S. LONG TREASURY BOND INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MM SELECT T. ROWE PRICE U.S. TREASURY LONG-TERM INDEX FUND.
None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167, registered office 1 Churchill Place London E14 5HP.
Effective October 5, 2020, the following information replaces similar information for the Fund found on pages B-57 and B-58 under the heading Unaffiliated Subadvisers in the section titled Investment Advisory and Other Service Agreements:
T. Rowe Price
MML Advisers has entered into Subadvisory Agreements with T. Rowe Price pursuant to which T. Rowe Price serves as a subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MM Select T. Rowe Price Real Assets Fund, MM Select T. Rowe Price Small and Mid Cap Blend Fund, and MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund. These agreements provide that T. Rowe Price manage the investment and reinvestment of assets of the Funds. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
T. Rowe Price also provides subadvisory services for the MassMutual Select Diversified Value Fund, MassMutual Select Equity Opportunities Fund, MassMutual Select Blue Chip Growth Fund, MassMutual Select Mid Cap Growth Fund, MassMutual Select T. Rowe Price International Equity Fund, MassMutual Select T. Rowe Price Retirement Balanced Fund, MassMutual Select T. Rowe Price Retirement 2005 Fund, MassMutual Select T. Rowe Price Retirement 2010 Fund, MassMutual Select T. Rowe Price Retirement 2015 Fund, MassMutual Select T. Rowe Price Retirement 2020 Fund, MassMutual Select T. Rowe Price

Retirement 2025 Fund, MassMutual Select T. Rowe Price Retirement 2030 Fund, MassMutual Select T. Rowe Price Retirement 2035 Fund, MassMutual Select T. Rowe Price Retirement 2040 Fund, MassMutual Select T. Rowe Price Retirement 2045 Fund, MassMutual Select T. Rowe Price Retirement 2050 Fund, MassMutual Select T. Rowe Price Retirement 2055 Fund, and MassMutual Select T. Rowe Price Retirement 2060 Fund, each of which is a series of the Trust, for the MML Blue Chip Growth Fund, MML Equity Income Fund, MML Mid Cap Growth Fund, and MML Small Company Value Fund, each of which is a series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser, and for the MML Equity Fund which is a series of MML Series Investment Fund II, a registered, open-end investment company for which MML Advisers serves as investment adviser.
In addition, T. Rowe Price International Ltd (“T. Rowe Price International”) serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund and T. Rowe Price Japan, Inc. (“T. Rowe Price Japan”) serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund. T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price. T. Rowe Price Japan is a wholly-owned subsidiary of T. Rowe International. T. Rowe Price has entered into a subadvisory agreement with each of T. Rowe Price International and T. Rowe Price Japan under which, subject to the supervision of T. Rowe Price, T. Rowe Price International and T. Rowe Price Japan are authorized to trade securities, make discretionary investment decisions, and effect securities transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the MM Select T. Rowe Price Bond Asset Fund and the MM Select T. Rowe Price Real Assets Fund, respectively. T. Rowe Price International is located at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price Japan is located at Gran Tokyo South Tower 7F, I-9-2, Marunouchi, 1-chome, Chiyoda-ku, Tokyo, 100-6607, Japan. T. Rowe Price International also provides sub-subadvisory services for the MM Select T. Rowe Price International Equity Fund, which is a series of the Trust.
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SAI B3001M-TRUN-20-04